Operating segments - Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income (expense)		₩ 11,694,456	₩ 11,402,302	₩ 10,817,922
Net fees and commission income (expense)		2,921,211	2,714,874	2,647,206
Reversal of (provision for) credit loss allowance		(2,002,965)	(2,013,274)	(2,244,503)
General and administrative expenses		(6,402,500)	(6,116,240)	(5,895,337)
Other income (expense), net		813,155	471,008	775,562
Operating income (expense)		7,023,357	6,458,670	6,100,850
Equity method income (loss)		221,225	(23,822)	125,088
Income tax expense		1,844,490	1,470,922	1,486,960
Profit for the year		5,084,519	4,558,170	4,478,000
Controlling interest		4,971,561	4,450,177	4,368,035
Non-controlling interests		112,958	107,993	109,965
External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	11,694,456	11,402,302	10,817,922
Net fees and commission income (expense)		2,921,211	2,714,874	2,647,206
Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				0
Net fees and commission income (expense)				0
Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		0	0
Net fees and commission income (expense)		0	0
Banks
Disclosure of operating segments [line items]
Net interest income (expense)		9,332,810	8,988,515	8,548,138
Net fees and commission income (expense)		1,051,527	867,909	748,044
Reversal of (provision for) credit loss allowance		(666,420)	(425,429)	(914,848)
General and administrative expenses		(4,260,611)	(3,983,172)	(3,876,485)
Other income (expense), net		(279,671)	(507,922)	(495,331)
Operating income (expense)		5,177,635	4,939,901	4,009,518
Equity method income (loss)		14,295	9,856	8,556
Income tax expense		1,250,175	1,040,924	936,472
Profit for the year		3,685,246	3,610,084	2,969,829
Controlling interest		3,684,190	3,609,620	2,969,519
Non-controlling interests		1,056	464	310
Banks | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	9,330,010	8,987,390	8,557,545
Net fees and commission income (expense)		1,087,979	911,057	794,021
Banks | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				(9,407)
Net fees and commission income (expense)				(45,977)
Banks | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		2,800	1,125
Net fees and commission income (expense)		(36,452)	(43,148)
Credit card
Disclosure of operating segments [line items]
Net interest income (expense)		1,947,497	1,931,171	1,895,298
Net fees and commission income (expense)		763,885	934,519	968,665
Reversal of (provision for) credit loss allowance		(911,601)	(917,239)	(883,956)
General and administrative expenses		(889,822)	(855,125)	(778,564)
Other income (expense), net		(167,895)	(215,670)	(267,959)
Operating income (expense)		742,064	877,656	933,484
Equity method income (loss)		12,794	(4,053)	(2,831)
Income tax expense		176,969	224,731	218,332
Profit for the year		584,711	671,506	725,171
Controlling interest		581,251	668,392	723,845
Non-controlling interests		3,460	3,114	1,326
Credit card | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	1,997,682	1,997,334	1,961,035
Net fees and commission income (expense)		817,107	984,884	1,019,262
Credit card | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				(65,737)
Net fees and commission income (expense)				(50,597)
Credit card | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		(50,185)	(66,163)
Net fees and commission income (expense)		(53,222)	(50,365)
Securities
Disclosure of operating segments [line items]
Net interest income (expense)		572,266	573,375	443,676
Net fees and commission income (expense)		690,164	535,910	500,441
Reversal of (provision for) credit loss allowance		(116,592)	(136,466)	(152,146)
General and administrative expenses		(804,320)	(786,141)	(720,835)
Other income (expense), net		146,960	95,227	181,927
Operating income (expense)		488,478	281,905	253,063
Equity method income (loss)		32,636	(558)	93
Income tax expense		104,732	54,238	36,239
Profit for the year		381,605	179,160	100,840
Controlling interest		381,617	179,157	100,915
Non-controlling interests		(12)	3	(75)
Securities | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	595,111	596,982	449,835
Net fees and commission income (expense)		697,178	541,673	507,109
Securities | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				(6,159)
Net fees and commission income (expense)				(6,668)
Securities | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		(22,845)	(23,607)
Net fees and commission income (expense)		(7,014)	(5,763)
Insurance
Disclosure of operating segments [line items]
Net interest income (expense)		(146,977)	(135,352)	(198,785)
Net fees and commission income (expense)		(8,814)	(4,380)	(3,210)
Reversal of (provision for) credit loss allowance		(4,840)	(6,237)	(16,116)
General and administrative expenses		(191,106)	(201,994)	(218,820)
Other income (expense), net		1,110,751	1,055,611	1,087,789
Operating income (expense)		759,014	707,648	650,858
Equity method income (loss)		(2,428)	(894)	(302)
Income tax expense		280,406	193,041	167,417
Profit for the year		475,399	510,998	464,617
Controlling interest		475,399	510,998	464,617
Non-controlling interests		0	0	0
Insurance | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	(142,326)	(129,874)	(208,812)
Net fees and commission income (expense)		1,310	3,561	2,151
Insurance | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				10,027
Net fees and commission income (expense)				(5,361)
Insurance | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		(4,651)	(5,478)
Net fees and commission income (expense)		(10,124)	(7,941)
Credit
Disclosure of operating segments [line items]
Net interest income (expense)		102,274	143,672	248,804
Net fees and commission income (expense)		22,959	17,442	17,463
Reversal of (provision for) credit loss allowance		(239,571)	(151,258)	(177,912)
General and administrative expenses		(65,588)	(65,273)	(80,106)
Other income (expense), net		221,419	177,677	335,205
Operating income (expense)		41,493	122,260	343,454
Equity method income (loss)		96,362	25,148	66,918
Income tax expense		28,266	27,044	89,849
Profit for the year		108,273	116,948	304,024
Controlling interest		108,273	116,948	304,024
Non-controlling interests		0	0	0
Credit | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	119,698	170,737	265,943
Net fees and commission income (expense)		22,216	15,910	14,917
Credit | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				(17,139)
Net fees and commission income (expense)				2,546
Credit | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		(17,424)	(27,065)
Net fees and commission income (expense)		743	1,532
Others
Disclosure of operating segments [line items]
Net interest income (expense)		77,314	92,600	125,238
Net fees and commission income (expense)		377,488	336,957	391,122
Reversal of (provision for) credit loss allowance		(62,605)	(375,991)	(99,203)
General and administrative expenses		(443,479)	(437,691)	(403,395)
Other income (expense), net		325,066	548,614	327,511
Operating income (expense)		273,784	164,489	341,273
Equity method income (loss)		8,249	(5,453)	664
Income tax expense		7,813	52,899	81,695
Profit for the year		275,426	(124,845)	243,928
Controlling interest		275,426	(124,845)	243,928
Non-controlling interests		0	0	0
Others | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	(1,078)	1,207	36,700
Net fees and commission income (expense)		295,421	257,789	309,746
Others | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)				88,538
Net fees and commission income (expense)				81,376
Others | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)		78,392	91,393
Net fees and commission income (expense)		82,067	79,168
Consolidation adjustment
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	(190,728)	(191,679)	(244,447)
Net fees and commission income (expense)		24,002	26,517	24,681
Reversal of (provision for) credit loss allowance		(1,336)	(654)	(322)
General and administrative expenses		252,426	213,156	182,868
Other income (expense), net		(543,475)	(682,529)	(393,580)
Operating income (expense)		(459,111)	(635,189)	(430,800)
Equity method income (loss)		59,317	(47,868)	51,990
Income tax expense		(3,871)	(121,955)	(43,044)
Profit for the year		(426,141)	(405,681)	(330,409)
Controlling interest		(534,595)	(510,093)	(438,813)
Non-controlling interests		108,454	104,412	108,404
Consolidation adjustment | External customers
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	(204,641)	(221,474)	(244,324)
Net fees and commission income (expense)		0	0	0
Consolidation adjustment | Internal-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)	[1]			(123)
Net fees and commission income (expense)				₩ 24,681
Consolidation adjustment | Inter-segment transactions
Disclosure of operating segments [line items]
Net interest income (expense)	[1]	13,913	29,795
Net fees and commission income (expense)		₩ 24,002	₩ 26,517

[1]	Consolidated adjustments to net interest income from external customers relate to the fair value measurement of securities and other assets arising from business combination accounting.